OTHER INCOME (EXPENSE) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME (EXPENSE)
Gain (loss) on disposal of property, equipment, and intangibles	$ (107)	$ (40)	$ 95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
OTHER INCOME (EXPENSE)	$ (196)	$ 35	$ (241)